Consolidated Statements Of Stockholders' (Deficiency) Equity (USD $) In Thousands	Class A Common Stock [Member]	Class B Common Stock [Member]	Paid-In Capital [Member]	Accumulated Deficit [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at Dec. 31, 2008	$ 0	$ 0	$ 0	$ (278,502)	$ 0	$ 0	$ (278,502)
Net Income	0	0	0	53,756	0	0	53,756
Cash capital contributions from Cablevision	0	0	682	0	0	0	682
Cash capital distributions to Cablevision	0	0	(10,122)	0	0	0	(10,122)
Non-cash capital distribution related to the utilization of Company tax losses by Cablevision	0	0	(7,820)	(12,246)	0	0	(20,066)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense	0	0	17,596	0	0	0	17,596
Other non-cash capital distributions / contributions, net	0	0	(336)	0	0	0	(336)
Balance at Dec. 31, 2009	0	0	0	(236,992)	0	0	(236,992)
Net Income	0	0	0	80,099	0	0	80,099
Cash capital contributions from Cablevision	0	0	204,018	0	0	0	204,018
Cash capital distributions to Cablevision	0	0	(53,754)	0	0	0	(53,754)
Non-cash capital contribution related to the utilization of Cablevision tax losses	0	0	52,824	0	0	0	52,824
Distribution of net assets to Cablevision (see Note 5)	0	0	(41,273)	0	0	0	(41,273)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense	0	0	20,559	0	0	0	20,559
Other non-cash capital distributions / contributions, net	0	0	(650)	0	0	0	(650)
Balance at Dec. 31, 2010	0	0	181,724	(156,893)	0	0	24,831
Net Income	0	0	0	126,454	0	0	126,454
Other comprehensive loss (see Note 18)	0	0	0	0	0	(12,027)	(12,027)
Comprehensive income	0	0	0	0	0	0	114,427
Cash capital contributions from Cablevision	0	0	20,813	0	0	0	20,813
Cash capital distributions to Cablevision	0	0	(20,813)	0	0	0	(20,813)
Non-cash capital distribution to Cablevision related to employee benefit plans as a result of the Distribution (see Note 4)	0	0	(6,313)	0	0	0	(6,313)
Non-cash capital distribution associated with the issuance of debt to Cablevision (see Note 1)	0	0	(250,485)	(999,515)	0	0	(1,250,000)
Non-cash capital contribution, net related to adjustments to liability for uncertain tax positions and net deferred tax assets as a result of the Distribution (see Note 12)	0	0	44,598	0	0	0	44,598
Non-cash capital contribution related to the utilization of Cablevision tax losses	0	0	36,867	0	0	0	36,867
Non-cash capital distribution related to tax credits utilized by Cablevision (see Note 12)	0	0	(2,586)	0	0	0	(2,586)
Non-cash capital distribution of promissory note receivable to Cablevision (see Note 4)	0	0	(17,113)	0	0	0	(17,113)
Non-cash capital contribution related to the allocation of Cablevision share-based compensation expense	0	0	8,343	0	0	0	8,343
Reclassification of common stock in connection with the Distribution	578	135	(713)	0	0	0	0
Share-based compensation expense subsequent to the Distribution	0	0	7,669	0	0	0	7,669
Proceeds from exercise of stock options	8	0	3,614	0	0	0	3,622
Treasury stock acquired from forfeiture and acquisition of restricted shares (see Note 16)	0	0	0	0	(1,677)	0	(1,677)
Other non-cash capital distributions / contributions, net	0	0	337	0	0	0	337
Balance at Dec. 31, 2011	$ 586	$ 135	$ 5,942	$ (1,029,954)	$ (1,677)	$ (12,027)	$ (1,036,995)